Financial assets and liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 67,619	$ 60,447	$ 94,849	$ 136,881
Borrowings	(102,922)	(96,634)
Lease liabilities	(8,860)	(10,271)
Warrant liability	(3,933)	(2,185)		$ 0
Net Debt	(48,096)	(48,643)
Gross debt - fixed interest rates
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	(111,782)	(106,905)
Gross debt - variable interest rates
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ 0	$ 0